Salaries and Social Contribution - Vasta Platform (Successor)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Salaries and Social Contribution
Salaries and Social Contribution

19       Salaries and Social Contribution

	December 31, 2020	December 31, 2019
Salaries payable	15,891	20,658
Social contribution payable (i)	30,511	9,532
Provision for vacation pay	15,920	13,213
Provision for profit sharing (ii)	5,880	18,333
Others	921	12
	69,123	61,748

(i)

Refers to the effect of social contribution over restricted share units compensation plans issued on July 31 and November 10, 2020. The Company records the taxes over the shares on monthly basis according to the Company’s share price.

(ii)

The provision for profit sharing is based on qualitative and quantitative metrics determined by Management. In 2020 some metrics were reviewed over COVID-19 basis and part of provision was reversed. According to the Company policy, the provision for profit sharing will be paid in the second quarter of 2021.

Vasta Platform (Successor)
Salaries and Social Contribution
Salaries and Social Contribution
18.	Salaries and Social Contribution
	As of December 31, 2019	As of December 31, 2018
Salaries payable	20,658	34,581
Social contribution payable	9,532	9,224
Provision for vacation pay	13,213	17,109
Provision for profit sharing	18,333	23,642
Others	12	1,002
	61,748	85,558